Share Capital and Share Premium (Details) - Schedule of Group's Share Capital - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of shares [Member]
Schedule of Group's Share Capital [Line Items]
Shares outstanding, Beginning	6,063,334	589,990
Issuance of shares		5,473,344
Shares outstanding, Ending	6,063,192	6,063,334
Authorized Common shares	150,000,000
Issue and fully paid common shares	6,063,192	6,063,334	589,990
Face value changes and fractional shares due to reverse stock split	(142)
Share capital [Member]
Schedule of Group's Share Capital [Line Items]
Shares outstanding, Beginning	6,063	590
Issuance of shares		5,473
Shares outstanding, Ending	606	6,063
Authorized Common shares	15,000
Issue and fully paid common shares	606	6,063	590
Face value changes and fractional shares due to reverse stock split	(5,457)
Share premium [member]
Schedule of Group's Share Capital [Line Items]
Shares outstanding, Beginning	77,959,554	24,719,794
Issuance of shares		53,239,760
Shares outstanding, Ending	77,965,011	77,959,554
Authorized Common shares
Issue and fully paid common shares	77,965,011	77,959,554	24,719,794
Face value changes and fractional shares due to reverse stock split	5,457